DERIVATIVE FINANCIAL INSTRUMENTS (Exchange rate derivative contract) (Details) $ in Thousands, € in Millions, R$ in Millions, $ in Millions, $ in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 178,673					$ 338,144
Financial liabilities, at fair value	(12,981)					(6,001)
Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(12,211)					(3,999)
Long | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 212.9		$ 6,400.0	R$ 34.5
Long | Euro Member Countries, Euro | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value						224
Financial liabilities, at fair value	(12,954)
Long | Brazil, Brazil Real | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value						1,514
Financial liabilities, at fair value	(493)
Long | Argentina, Pesos | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Financial liabilities, at fair value						(6,534)
Short | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 1.9	$ 194.9	$ 187.0	R$ 32.0
Short | Euro Member Countries, Euro | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value						0
Financial liabilities, at fair value	(27)
Short | Brazil, Brazil Real | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,154					247
Short | Colombia, Pesos | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	109					17
Short | Argentina, Pesos | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0					$ 533